Employee benefits	12 Months Ended
Jan. 03, 2021
Disclosure of employee benefits [text block] [Abstract]
Employee benefits
19.	Employee benefits

Post-employment benefits –

The Group recognizes the liability and corresponding impacts to profit and loss as well as comprehensive income regarding to the seniority premiums to be paid to its employees. This benefit is determined considering the years of service and the compensation from the employees.

The components of the defined benefit liability for the periods of 2020, 2019 and 2018, are as follows:

a)	Movement in net defined liability –

The following table shows a reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components:

	2020		2019

Balance at January 1	Ps.	1,630	1,355

Included in profit or loss:
Current service cost		425	424
Interest cost		114	123

Net cost of the period		539	547

	2020		2019

Included in OCI:
Actuarial loss (gain)		1,199	(102)
Income tax effect		360	(26)

Other:
Benefits paid		(1,330)	(196)

Balance as of January 3, 2021	Ps.	1,678	1,630

b)	Actuarial assumptions –

The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2020	2019	2018

Financial:
Future salary growth	4.0%	4.5%	4.8%
Discount rate	6.1%	7.1%	9.2%

Demographic:
Number of employees	1,294	654	684
Age average	31 years	35 years	35 years
Longevity average	2 years	3 years	2 years

c)	Sensitivity analysis –

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.

	Effects as of January 3, 2021		Effects as of December 31, 2019

Increase / decrease in the discount rate
+ 0.50%	Ps.	126	(127)
- 0.50%		(141)	115